Taxes on income	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxes on income
Note 17. Taxes on income
A. Israeli taxation

1. Corporate tax rates in Israel:
The tax rates relevant to corporations in Israel in the years 2022, 2021 and 2020 is 23%. However, the effective tax rate reported by a company that derives income from a Preferred Enterprise or Preferred Technological Enterprise (as discussed below) is lower.
2.Tax benefits under the Law for Encouragement of Capital Investments, 1959 (“the Investment Law”) Approved/Beneficiary Enterprise
Pursuant to the Investment Law, the Company was awarded “Approved Enterprise” and “Beneficiary Enterprise” status under the government alternative benefits path beginning in 2003 until 2018 (included). During this period the Company was entitled to beneficial tax rates of 0% – 10%. The Company decided to terminate its “Approved” and ”Beneficiary Enterprise” status early and enjoy beneficial tax rates under the “preferred technological enterprise” status effective beginning 2019.
In the event of distribution of dividends from income taxable at 0% tax rate (the “Trapped Earnings”) as part of the Approved Enterprise or Beneficiary Enterprise statuses, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved or Beneficiary Enterprise’s.
During the year ended December 31, 2021, the Company distributed approximately $71,000 attributable to all of the Company’s Trapped Earnings and recorded a related income tax expense of approximately $7,000.
During October 2022, a final ruling was signed by the Company and the ITA, according to which, the Company paid approximately $4,900.

3.Tax benefits under the Law for Encouragement of Preferred Enterprise and Preferred Technology Enterprise

On May 16, 2017 the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) — 2017 (hereinafter: “the Regulations”), which provides rules for applying the “Preferred Technological Enterprise” tax benefit track including the formula that provides the mechanism for allocating the technological income eligible for the benefits
Commencing in 2019 the Company elected the Preferred Technology Enterprise status to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The approval is currently in affect for the tax years 2019 to 2023. The Company expects to continue to meet the conditions to be entitled to the “Preferred Technological Enterprise” status beyond 2023.
Income subject to the Preferred Technology Enterprise status is taxed at reduced tax rate of 12% and income from manufacturing activity in Area A is taxed at reduced tax rate of 7.5%.

4.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, the Company calculates its Israeli tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

B.Income taxes on non-Israeli subsidiaries:
The Company’s subsidiaries incorporated in the US, Germany, Singapore, Australia, Brazil, UK, France, Canada, Japan and India are taxed according to tax laws in the countries of their residence. The Company’s effective tax rate depends on the geographical mix of where its profits are earned. In the year 2022, the Company’s U.S. subsidiary is subject to combined federal and state income taxes of 24% and the subsidiaries in Germany and Singapore are subject to corporation tax at a rate of approximately 33% and 17% respectively. As of December 31, 2022, the Company had approximately $33,663 undistributed earnings of its subsidiaries.
These undistributed earnings were designated as indefinitely reinvested.
In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities

C.Deferred taxes
Deferred taxes recognized for the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Deferred research and development cost	$4,410	$3,556
Employee related liabilities	2,023	842
Intangible assets	991	1,125
Goodwill	2,851	2,773
Deferred revenues	2,167	1,765
Carryforward loss	1,826	—
Operating lease liability	2,094	—
Issuance costs	675	1,347
Marketable securities	189	—
Derivative instruments	52	—
Other	765	1,068
Total deferred tax assets	18,043	12,476

Deferred tax liabilities:
Deferred costs	1,946	1,324
Intangible assets	497	545
Goodwill	237	180
Property and equipment	777	438
Operating lease right-of-use assets	2,022	—
Derivative instruments	—	79
Other	53	110
Total deferred tax liabilities	5,532	2,676
Total deferred tax assets, net	$12,511	$9,800
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Income before income taxes expense, as reported in the consolidated statements of operations	$120,760	$82,305	$11,397
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	27,775	18,930	2,621
Foreign subsidiaries taxed at different tax rates	104	167	81
Preferred tax rates in Israel	(12,121)	(7,598)	(72)
Remeasurement of liability instruments	(14,024)	(8,145)	—
Non-deductible expense	400	1,363	1,501
Taxes in respect of prior years	103	(125)	78
Intercompany transfer of intangible assets	—	—	1,324
Tax on dividend distributed from trapped earnings	(2,369)	7,068	—
Other	87	(751)	83
Actual tax (income) expense	$(45)	$10,909	$5,616

Income before income tax expense is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Domestic	$110,187	$71,434	$4,348
Foreign	10,573	10,871	7,049
	$120,760	$82,305	$11,397

Tax (income) expense allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Current:
Israel	$(2,573)	$9,665	$4,549
Foreign	4,920	2,882	3,885
Total current tax expense:	2,347	12,547	8,434

Deferred:
Israel	(85)	(10)	(3,729)
Foreign	(2,307)	(1,628)	911
Total deferred tax benefit	(2,392)	(1,638)	(2,818)
Total tax (income) expense	$(45)	$10,909	$5,616

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021
Unrecognized tax benefits, beginning of year	$3,238	$2,007
Decreases in tax positions for prior years	(452)	—
Increases in tax positions for current year	287	1,231
Unrecognized tax benefits, end of year	$3,073	$3,238

Interest expense recognized related to uncertain tax positions amounted to $129 , $92 and $25 in 2022 , 2021 and 2020, respectively. Total accrued interest as of December 31, 2022 and 2021 was $297 and $168, respectively, and were included in accrued expenses.

The Company currently does not expect unrecognized tax benefits to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.
The Company’s income tax assessments in Israel through the year 2017 are considered final.

The Company is subject to income tax in other jurisdictions outside of Israel, of which the major jurisdiction is the U.S. The Company’s operation in the US is subject to potential examination for tax years 2019 and afterwards.

Timing of the resolution of audits is highly uncertain and therefore, as of December 31, 2022, the Company cannot estimate the change in unrecognized tax benefits resulting from these audit within the next 12 months.